Employee Benefits and Private Pension Plan - Post-employment Benefits (Detail) - BRL (R$) R$ in Thousands		Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of defined benefit plans [line items]
Total		R$ 264,823	R$ 215,556	R$ 215,719	R$ 284,724
Current		23,612	21,809
Non-current		241,211	193,747
Health and dental care plan [member]
Disclosure of defined benefit plans [line items]
Total	[1]	211,279	164,428
Indemnification of FGTS [member]
Disclosure of defined benefit plans [line items]
Total		38,456	36,357
Seniority bonus [member]
Disclosure of defined benefit plans [line items]
Total		2,026	2,156
Life insurance [member]
Disclosure of defined benefit plans [line items]
Total	[1]	R$ 13,062	R$ 12,615

[1]	Applicable to IPP, Tropical and Iconic.